Schedule of amortization expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Twelve months ending June 30, 2027	$ 62,190
Twelve months ending June 30, 2028	7,870
Twelve months ending June 30, 2029	7,870
Twelve months ending June 30, 2030	7,478
Twelve months ending June 30, 2031	2,897
Total intangible assets, net	$ 88,305	$ 161,434